Business Acquisitions and Investment in Affiliate (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisitions and Investment in Affiliate [Abstract]
Summary of preliminary fair value of identifiable assets and liabilities assumed
The following table summarizes the preliminary fair value of identifiable assets and liabilities assumed at the date of the STT and Oodle acquisitions (in millions):

Current Assets	$1
Intangible assets	35
Goodwill	21
Long-term liabilities	(17)
Net assets	$40